General information and list of principal subsidiaries - Subsidiaries (Details) - 12 months ended Dec. 31, 2025	CNY (¥)	HKD ($)	INR (₨)	USD ($)	IDR (Rp)	CAD ($)	SGD ($)
MINISO Universal Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Global Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
YGF Investment V Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 405,516,000
MINISO Development Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Investment Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | $		$ 80,100,000
MINISO Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | $		$ 350,000,000
YGF Investment V Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 8,272,000
MINISO Life Style Private Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | ₨			₨ 669,540,570
USA MINISO Depot Inc.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | $				$ 67,041,441
Pt. MINISO Lifestyle Trading Indonesia
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	67.00%
Registered Capital | Rp					Rp 53,289,350,000
MIHK Management Inc.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | $						$ 73,923,820
Miniso Lifestyle Singapore Private Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital | $							$ 3,000
MINISO (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 139,693,019,000
MINISO Youxuan Technology (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 10,000,000,000
MINISO International (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 65,000,000,000
TOP TOY International Group Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	86.90%
Registered Capital | $				$ 8,800,000
TOP TOY group Holdings Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
TOP TOY Universal Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
TOP TOY HK Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 5,000,000,000
Mingyou Industrial Investment (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 2,126,000,000
Guangdong Juncai International Trading Co., Ltd
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 2,808,118,134
MINISO (Hengqin) Enterprise Management Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Registered Capital	¥ 10,000,000,000